UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. Equity Fund

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—97.7% †	Number of Shares	Fair Value
Aerospace & Defense—3.9%
General Dynamics Corp.	477,026	$55,597,380
Honeywell International Inc.	1,101,318	102,367,508
The Boeing Co.	200,728	25,538,624
United Technologies Corp.	209,814	24,223,026
		207,726,538
Agricultural Products—1.1%
Archer-Daniels-Midland Co.	1,275,216	56,249,778
Air Freight & Logistics—0.6%
United Parcel Service Inc.	306,996	31,516,209
Airlines—0.4%
Delta Air Lines Inc.	590,378	22,859,436
Application Software—0.7%
Intuit Inc.	491,194	39,555,853
Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	656,500	78,780,000
Invesco Ltd.	2,137,167	80,678,054
State Street Corp.	722,622	48,603,556	(a)
		208,061,610
Auto Parts & Equipment—0.6%
TRW Automotive Holdings Corp.	354,227	31,710,401	(b)
Automobile Manufacturers—0.8%
Ford Motor Co.	1,936,439	33,384,208
General Motors Co.	294,349	10,684,869
		44,069,077
Automotive Retail—0.4%
AutoZone Inc.	37,784	20,261,292	(b)
Biotechnology—4.6%
Alexion Pharmaceuticals Inc.	170,029	26,567,031	(b)
Amgen Inc.	1,062,680	125,789,432
Gilead Sciences Inc.	1,086,295	90,064,718	(b)
		242,421,181
Broadcasting—0.9%
CBS Corp.	283,382	17,609,357
Discovery Communications Inc.	387,288	28,113,236	(b)
		45,722,593
Cable & Satellite—2.2%
Comcast Corp., Class A	425,072	22,817,865
Comcast Corp., Special Class A	793,468	42,315,648
Liberty Global PLC	1,227,986	51,956,088	(b)
		117,089,601
Casinos & Gaming—0.6%
Las Vegas Sands Corp.	425,072	32,398,988
Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	817,083	79,788,155
Communications Equipment—4.0%
Cisco Systems Inc.	3,896,493	96,827,851
QUALCOMM Inc.	1,480,667	117,268,826
		214,096,677

Consumer Finance—1.2%
American Express Co.	684,838	64,970,581
Data Processing & Outsourced Services—0.8%
Visa Inc.	212,536	44,783,461
Department Stores—0.4%
Macy’s Inc.	349,504	20,278,222
Diversified Banks—5.8%
Bank of America Corp.	2,928,273	45,007,556
Citigroup Inc.	1,211,455	57,059,530
JPMorgan Chase & Co.	2,159,509	124,430,909
Wells Fargo & Co.	1,499,559	78,816,821
		305,314,816
Drug Retail—0.8%
CVS Caremark Corp.	583,293	43,962,793
Electric Utilities—0.4%
NextEra Energy Inc.	212,536	21,780,689
Electrical Components & Equipment—1.5%
Eaton Corp. PLC	1,015,454	78,372,740
Fertilizers & Agricultural Chemicals—1.2%
Monsanto Co.	495,917	61,860,687
General Merchandise Stores—0.6%
Dollar General Corp.	543,147	31,154,912	(b)
Healthcare Distributors—0.4%
Cardinal Health Inc.	283,381	19,428,601
Healthcare Equipment—3.5%
Abbott Laboratories	850,143	34,770,849
Boston Scientific Corp.	4,212,402	53,792,373	(b)
Covidien PLC	958,774	86,462,239
Stryker Corp.	153,499	12,943,036
		187,968,497
Healthcare Services—0.9%
Express Scripts Holding Co.	705,026	48,879,453	(b)
Healthcare Supplies—0.8%
DENTSPLY International Inc.	401,457	19,008,989
The Cooper Companies Inc.	165,305	22,403,787
		41,412,776
Home Improvement Retail—1.6%
Lowe’s Companies Inc.	1,723,903	82,730,105
Household Products—0.2%
Energizer Holdings Inc.	94,460	11,526,954
Independent Power Producers & Energy Traders—1.4%
AES Corp.	2,420,549	37,639,537
Calpine Corp.	850,143	20,241,905	(b)
NRG Energy Inc.	472,302	17,569,634
		75,451,076
Industrial Machinery—0.9%
Dover Corp.	459,529	41,794,163
Pentair PLC	56,676	4,087,473
		45,881,636
Integrated Oil & Gas—6.8%
Cenovus Energy Inc.	425,071	13,759,548
Chevron Corp.	625,801	81,698,321
Exxon Mobil Corp.	1,109,910	111,745,739
Hess Corp.	776,938	76,831,399
Occidental Petroleum Corp.	729,707	74,889,829
		358,924,836

Integrated Telecommunication Services—1.1%
Verizon Communications Inc.	1,239,793	60,663,071
Internet Retail—0.7%
Amazon.com Inc.	118,075	38,348,399	(b)
Internet Software & Services—3.9%
Baidu Inc. ADR	302,273	56,467,619	(b)
eBay Inc.	793,468	39,721,008	(b)
Facebook Inc., Class A	250,320	16,844,033	(b)
Google Inc., Class A	109,574	64,064,631	(b)
Google Inc., Class C	47,230	27,170,474	(b)
		204,267,765
Investment Banking & Brokerage—0.5%
The Charles Schwab Corp.	944,604	25,438,186
Life & Health Insurance—0.5%
MetLife Inc.	472,302	26,241,099
Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	271,574	12,720,526
Movies & Entertainment—2.3%
The Walt Disney Co.	401,457	34,420,923
Time Warner Inc.	1,265,770	88,920,343
		123,341,266
Multi-Line Insurance—3.5%
American International Group Inc.	1,719,180	93,832,844
Genworth Financial Inc.	991,834	17,257,912	(b)
The Hartford Financial Services Group Inc.	2,101,744	75,263,453
		186,354,209
Oil & Gas Equipment & Services—4.5%
Cameron International Corp.	389,649	26,383,134	(b)
Halliburton Co.	1,287,024	91,391,574
Schlumberger Ltd.	1,039,065	122,557,717
		240,332,425
Oil & Gas Exploration & Production—1.4%
Anadarko Petroleum Corp.	373,119	40,845,337
Marathon Oil Corp.	873,759	34,880,459
		75,725,796
Packaged Foods & Meats—0.9%
Mondelez International Inc.	1,216,178	45,740,455
Pharmaceuticals—6.7%
Actavis PLC	337,696	75,323,093	(b)
GlaxoSmithKline PLC ADR	295,189	15,786,708
Johnson & Johnson	911,543	95,365,628
Merck & Company Inc.	1,426,352	82,514,463
Pfizer Inc.	2,951,888	87,612,036
		356,601,928
Publishing—0.0% *
Time Inc.	73,797	1,787,366	(b)
Railroads—0.2%
CSX Corp.	283,382	8,730,999
Regional Banks—1.1%
Regions Financial Corp.	5,360,630	56,929,891
Research & Consulting Services—0.3%
Nielsen N.V.	330,612	16,004,927
Semiconductor Equipment—0.4%
Applied Materials Inc.	956,412	21,567,091

Semiconductors—0.3%
Analog Devices Inc.	271,573	14,683,952
Soft Drinks—3.0%
Coca-Cola Enterprises Inc.	1,244,516	59,462,974
PepsiCo Inc.	1,107,549	98,948,428
		158,411,402
Specialized Finance—1.6%
CME Group Inc.	741,514	52,610,419
McGraw Hill Financial Inc.	377,842	31,372,221
		83,982,640
Specialized REITs—0.6%
American Tower Corp.	378,405	34,048,882
Specialty Chemicals—0.2%
PPG Industries Inc.	42,507	8,932,846
Rockwood Holdings Inc.	52,215	3,967,818
		12,900,664
Specialty Stores—0.6%
Dick’s Sporting Goods Inc.	732,068	34,085,086
Systems Software—1.4%
Microsoft Corp.	247,959	10,339,890
Oracle Corp.	1,542,067	62,499,976
		72,839,866
Technology Hardware, Storage & Peripherals—5.4%
Apple Inc.	1,190,203	110,605,565
EMC Corp.	4,179,874	110,097,881
Hewlett-Packard Co.	1,912,824	64,423,912
		285,127,358
Wireless Telecommunication Services—1.0%
SBA Communications Corp.	496,627	50,804,942	(b)

Total Common Stock (Cost $3,841,290,891)		5,185,890,415

		Principal Amount	Fair Value
Short-Term Investments—2.4%
Time Deposit—2.4%
State Street Corp.
0.01%	07/01/14	$126,020,762	$126,020,762	(a)
(Cost $126,020,762)

Total Investments (Cost $3,967,311,653)			5,311,911,177

Liabilities in Excess of Other Assets, net—(0.1)%			(6,441,068)

NET ASSETS—100.0%			$5,305,470,109

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$5,185,890,415	$—	$—	$5,185,890,415
Short-Term Investments	—	126,020,762	—	126,020,762

Total Investments in Securities	$5,185,890,415	$126,020,762	$—	$5,311,911,177

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$3,978,182,715	$1,351,498,869	$(17,770,407)	$1,333,728,462

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE RSP Funds

Date: August 26, 2014